Fair Value Measurements - Schedule of Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	$ 22,364,000	$ 19,000,000
Investment in term loans	68,114,000	186,844,000
Loans to equity accounted investees and joint venture partners	139,183,000	50,000,000
Loans to equity accounted investees and joint venture partners - Long-term	67,720,000	35,248,000
Long-term debt	(5,559,714,000)	(5,444,373,000)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(949,326,000)	(533,999,000)
Fair Value Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	22,364,000	19,000,000
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,329,117,000)	(4,538,215,000)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity accounted investments		9,623,000
Investment in term loans	186,048,000	190,939,000
Loans to equity accounted investees and joint venture partners	139,183,000
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,178,118,000	1,200,063,000
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	165,688,000	159,603,000
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(667,825,000)	(707,437,000)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	13,886,000	2,677,000
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	287,983,000	118,682,000
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	2,885,000	(4,362,000)
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member] | Foinaven embedded derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foinaven embedded derivative		3,385,000
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity accounted investees and joint venture partners - Long-term	67,720,000	85,248,000
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(914,338,000)	(547,242,000)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,645,376,000)	(4,897,131,000)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans	188,756,000	189,666,000
Loans to equity accounted investees and joint venture partners - Current	139,183,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,178,118,000	1,200,063,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	165,688,000	159,603,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(667,825,000)	(707,437,000)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	13,886,000	2,677,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	2,885,000	(4,362,000)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foinaven embedded derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foinaven embedded derivative		3,385,000
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	287,983,000	118,682,000
Vessels held for sale	22,364,000	19,000,000
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity accounted investments		$ 9,623,000